JPMorgan SMID Cap Equity Fund Investment Strategy - R3 R4 R6 Shares [Member] - JPMorgan SMID Cap Equity Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of small- to mid-cap companies.Equity securities represent an ownership interest in the issuer. Small- to mid-cap companies are generally considered to be those companies with market capitalizations similar to those within the universe of the Russell 2500® Index at the time of purchase. As of the reconstitution of the Russell 2500 Index on September 30, 2026, the market capitalizations of the companies in the index ranged from $5.62 million to $84.06 billion. In implementing its main strategies, the Fund invests primarily in common stocks. “Assets” means net assets, plus the amount of borrowings for investment purposes. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up investment process and seeks to invest in attractively valued companies with leading competitive positions and predictable and durable business models. It also seeks to invest the Fund’s assets in companies whose management has a successful track record of prudent capital allocation.As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in a company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.